ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

16.   ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Accrued expenses	99,920	121,149	19,011
Salaries and welfare payable	24,701	42,628	6,689
Business and other taxes payable	8,396	20,954	3,288
Payable to acquire the non-controlling interests of CCM(HK)	25,166	—	—
MD Anderson consulting fee payable	20,391	—	—
Acquisition payable for investment in CMCC	11,863	—	—
Contractual liabilities	87,740	81,032	12,716
Other payables	51,913	116,414	18,268
	330,090	382,177	59,972